Investment in Associates and Joint Ventures (Tables)	9 Months Ended
Jul. 31, 2021
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)	As at
June 30 2021
Assets
Receivables from brokerage clients, net	$102,609
Available for sale securities	448,664
Other assets	165,513
Total assets	$716,786
Liabilities
Bank deposits	$459,913
Payables to brokerage clients	131,013
Other liabilities	54,185

Total liabilities	645,111

Stockholders’ equity	71,675
Total liabilities and stockholders’ equity	$716,786

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended	For the nine months ended
	June 30, 2021	June 30, 2021
Net Revenues
Net interest revenue	$2,391	$ 7,168
Asset management and administration fees	1,286	3,859

Trading revenue and other	1,883	5,946

Total net revenues	5,560	16,973
Expenses Excluding Interest
Compensation and benefits	1,619	5,252

Other	1,830	5,205

Total expenses excluding interest	3,449	10,457
Income before taxes on income	2,111	6,516

Taxes on income	558	1,605

Net income	1,553	4,911

Preferred stock dividends and other	182	415

Net Income available to common stockholders	1,371	4,496

Other comprehensive income (loss)	1,879	(4,221)
Total comprehensive income	$3,250	$ 275
Earnings per common shares outstanding – basic (Canadian dollars)	$ 0.73	$ 2.40
Earnings per common shares outstanding – diluted (Canadian dollars)	0.72	2.39